ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
ACCRUED EXPENSES

NOTE 8 – ACCRUED EXPENSES

Our accrued expenses consist of:

	September 30, 2016	December 31, 2015
Accrued consulting fees	$152,500	$110,000
Accrued wages and related expenses	—	$629,780
Accrued interest expense	142,446	$101,185
Accrued other expenses	67,500	$87,568
	$362,446	$928,533

Included in accrued consulting fees at September 30, 2016 and December 31, 2015 is $110,000 that represent fees owed to consultants working on a research and development project that is approximately 80% complete.

NOTE 8 – ACCRUED EXPENSES

Our accrued expenses consist of:

	December 31,
	2015	2014
Accrued consulting fees	$110,000	$110,000
Accrued wages and related	629,780	433,963
Accrued interest expense	101,185	6,832
Accrued other expenses	87,568	—
Total accrued expenses	$928,533	$550,795